Sales - geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	$ (18,552)	$ (19,946)	$ (18,839)
Revenue from sale of goods	1,720,334	1,147,590	810,961
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	4,728,340	4,238,322	4,143,228
Sociedad Minera Cerro Verde S.A.A. | Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	3,591,199	3,315,595	3,083,051
Sociedad Minera Cerro Verde S.A.A. | Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	595,231	320,612	401,512
Sociedad Minera Cerro Verde S.A.A. | North America [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	349,392	416,291	547,934
Sociedad Minera Cerro Verde S.A.A. | South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 192,518	$ 185,824	$ 110,731